Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
18.	INTANGIBLE ASSETS

Computer software

	2018	2017
	US$’000	US$’000
Cost
At January 1	526	510
Addition	67	10
Disposals	—	(18)
Exchange difference	(7)	24
At December 31	586	526
Accumulated amortization
At January 1	(388)	(337)
Amortization	(44)	(49)
Disposals	—	18
Exchange difference	3	(20)
At December 31	(429)	(388)
Net book value
At December 31	157	138